Investments in Companies Accounted for at Equity (Details) - Schedule of Changes in the Carrying Amount of the Company’s Investment in TSG - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in the Carrying Amount of the Company’s Investment in TSG [Abstract]
TSG (Joint venture)	$ 18,998	$ 19,459
Other	1,798	1,287
Total	$ 20,796	$ 20,746